INCOME TAXES (Details) - USD ($)	Apr. 30, 2021	Apr. 30, 2020
Deferred tax asset:
Net operating loss carryforward	$ 3,417,552	$ 3,026,640
Valuation allowance	(3,417,552)	(3,026,640)
Total	$ 0	$ 0